Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Share of ownership and equity participation in TransAlta Renewables
The Corporation’s subsidiaries and operations that have non-controlling interests are as follows:

Subsidiary/Operation	Non-controlling interest as at Dec. 31, 2020
TransAlta Cogeneration L.P.	49.99% - Canadian Power Holdings Inc.
TransAlta Renewables	39.9% - Public shareholders
Kent Hills Wind LP(1)	17% - Natural Forces Technologies Inc.
 (1) Owned by TransAlta Renewables.

Subsidiaries and operations with non-controlling interests
As a result of the DRIP and the Share Offering described in Note 4(W), the Corporation’s share of ownership and equity participation in TransAlta Renewables has changed as follows:

Period	Ownership and voting rights percentage	Equity participation percentage
Aug. 1, 2017 to June 21, 2018	64.0	64.0
June 22, 2018 to July 30, 2018	61.1	61.1
July 31, 2018 to Nov. 29, 2018	61.0	61.0
Nov. 30, 2018 to Dec. 31, 2018	60.9	60.9
Jan. 1, 2019 to Mar. 31, 2019	60.8	60.8
April 1, 2019 to June 30, 2019	60.6	60.6
July 1, 2019 to Sept. 30, 2019	60.5	60.5
Oct. 1, 2019 to Dec. 31, 2019	60.4	60.4
Jan. 1, 2020 to Mar. 31, 2020	60.3	60.3
April 1, 2020 to June 30, 2020	60.2	60.2
July 1, 2020 to Dec. 31, 2020	60.1	60.1

Disclosure of interests in subsidiaries

Year ended Dec. 31	2020	2019	2018
Revenues	436	446	462
Net earnings	97	183	241
Total comprehensive income	223	138	281
Amounts attributable to the non-controlling interests:
Net earnings	40	73	94
Total comprehensive income	90	56	110
Distributions paid to non-controlling interests	80	69	79

As at Dec. 31	2020	2019
Current assets	743	293
Long-term assets	2,913	3,409
Current liabilities	(364)	(152)
Long-term liabilities	(987)	(1,237)
Total equity	(2,305)	(2,313)
Equity attributable to non-controlling interests	(948)	(941)
Non-controlling interests’ share (per cent)	39.9	39.6
B. TA Cogen

Year ended Dec. 31	2020	2019	2018
Results of operations
Revenues	146	181	185
Net earnings (loss)	(13)	43	29
Total comprehensive income (loss)	(13)	43	29
Amounts attributable to the non-controlling interest:
Net earnings (loss)	(6)	21	14
Total comprehensive income (loss)	(6)	21	14
Distributions paid to Canadian Power Holdings Inc.	17	37	86

As at Dec. 31	2020	2019
Current assets	69	41
Long-term assets	323	328
Current liabilities	(78)	(27)
Long-term liabilities	(37)	(19)
Total equity	(277)	(323)
Equity attributable to Canadian Power Holdings Inc.	(136)	(160)
Non-controlling interest share (per cent)	49.99	49.99
Details of the Corporation’s principal operating subsidiaries at Dec. 31, 2020, are as follows:

Subsidiary	Country	Ownership (per cent)	Principal activity
TransAlta Generation Partnership	Canada	100	Generation and sale of electricity
TransAlta Cogeneration, L.P.	Canada	50.01	Generation and sale of electricity
TransAlta Centralia Generation, LLC	US	100	Generation and sale of electricity
TransAlta Energy Marketing Corp.	Canada	100	Energy marketing
TransAlta Energy Marketing (U.S.), Inc.	US	100	Energy marketing
TransAlta Energy (Australia), Pty Ltd.	Australia	100	Generation and sale of electricity
TransAlta Renewables Inc.	Canada	60.1	Generation and sale of electricity

Associate or joint venture	Country	Ownership (per cent)	Principal activity
SP Skookumchuck Investment, LLC	US	49	Generation and sale of electricity
EMG International, LLC	US	30	Wastewater treatment and biogas fuel to generate electricity